INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	$ 349
Currency translation	(4)
Goodwill at end of period	345
Pakistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	179
Currency translation	2
Goodwill at end of period	181
Kazakhstan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	129
Currency translation	(4)
Goodwill at end of period	125
Uzbekistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	31
Currency translation	(1)
Goodwill at end of period	30
Ukraine
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	10
Currency translation	(1)
Goodwill at end of period	$ 9